Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Remaining contract liability			$ 0	$ 500
Revenue			496
Battery Systems And Components Sales [Member]
Revenue [Line Items]
Recognized revenue			500
Revenue			494
Retail Charging Services [Member]
Revenue [Line Items]
Revenue	$ 7	$ 11	$ 2